Shareholder Fees - FidelityGovernmentMoneyMarketFund-DailyMoneyPRO	Jun. 29, 2023 USD ($)
FidelityGovernmentMoneyMarketFund-DailyMoneyPRO | Fidelity Government Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none